FINANCIAL INSTITUTIONS PAYABLE - Financial institutions (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
		Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Feb. 28, 2026 EUR (€)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]												$ 24,595		$ 22,588
Loan, face amount															2,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]												7,500		7,500
Factoring agreement [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans	[1]												434		363
Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans												kr 4,000	434
Credit facility, interest rate							4.90%	4.90%
Credit facility, collateral							The factoring agreement is secured by accounts receivable of the Swedish subsidiary	The factoring agreement is secured by accounts receivable of the Swedish subsidiary
Credit facility, amount outstanding												kr 771	$ 84	kr 2,212	$ 201
Weighted average interest rate							4.90%		5.30%			4.90%	4.90%	5.30%	5.30%	2.80%
Primary Bank [Member] | United States [Member]
Debt Instrument [Line Items]
Credit facility term						3 years
Line of credit, maximum availability of all kind of loans						$ 7,500
Credit facility, limitation						(i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The Company is required to maintain a fixed charge ratio of 1.00.
Credit facility, interest rate description						SOFR plus 2.65% (6.52% as of December 31, 2025)
Annual interest charge						$ 60
Credit facility, amount outstanding													$ 31		$ 0
Credit facility, unused available amount								$ 7,469		$ 7,500
Commercial bank [Member] | Spain [Member]
Debt Instrument [Line Items]
Line of credit, maximum availability of all kind of loans							€ 1,000						1,173
Credit facility, amount outstanding													$ 0		$ 0
Commercial bank [Member] | Spain [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loan, interest rate							3.96%		5.25%			3.96%	3.96%	5.25%	5.25%
Line of credit outstanding amount as of cut off date							€ 334		€ 1,000				$ 392		$ 1,041
Commercial bank [Member] | Spain [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loan, face amount							1,500						1,760
Repurchase of loan, face amount							1,000						1,173
Commercial bank [Member] | Spain [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repurchase of loan, face amount							1,500						1,760
Commercial bank [Member] | Germany [Member] | Factoring agreement [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount as of cut off date							6,207		1,863				7,254		$ 1,939
Accounts receivable related to invoices issued to customer							€ 11,550	$ 13,552
Percentage of fee for every factored invoice				1.50%
Percentage of additional interest rate above Eurobir							3.00%	3.00%
Percentage of factored invoice interest rate							4.95%	4.95%
Commercial bank [Member] | Germany [Member] | Factoring agreement [Member] | Subsequent event [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount as of cut off date | €											€ 15,850
Commercial bank [Member] | Non-recourse factoring agreement [Member]
Debt Instrument [Line Items]
Accounts receivable related to invoices issued to customer		€ 4,000	$ 4,692						€ 3,000	$ 3,519
Percentage of maximum amount not exceed					75.00%
Percentage of fee for every factored invoice					0.20%
Percentage of additional interest rate above Eurobir							0.60%	0.60%
Percentage of factored invoice interest rate							2.55%	2.55%
Commercial bank [Member] | Spain [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loan, face amount							€ 150						$ 176
Commercial bank [Member] | Non-recourse factoring agreement [Member]
Debt Instrument [Line Items]
Accounts receivable related to invoices issued to customer							€ 750	$ 880
Percentage of additional interest rate above Eurobir							0.90%	0.90%
Percentage of factored invoice interest rate							2.85%	2.85%

[1]	Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.